Analysis of performance by segment - Profit before tax (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Analysis of operating segments
Other income and expenditure: Interest payable on core structural borrowings	£ (189)	£ (216)
Operating profit (loss) based on longer-term investment returns	2,405	2,358
Short-term fluctuations in investment returns on shareholder-backed business	(113)	(573)
Amortisation of acquisition accounting adjustments	(22)	(32)
(Loss) gain on disposal of businesses and corporate transactions	(570)	61
Profit before tax attributable to shareholders	1,700	1,814
Tax charge attributable to shareholders' returns	(344)	(309)
Profit for the period	1,356	1,505
Attributable to:
Equity holders of the Company	1,355	£ 1,505
Non-controlling interests	£ 1
Basic earnings per share
Based on operating profit based on longer-term investment returns	£ 0.768	£ 0.700
Based on profit for the period	£ 0.527	£ 0.587
Operating segments
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	£ 2,796	£ 2,771
Operating segments | Asia
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	1,016	953
Short-term fluctuations in investment returns on shareholder-backed business	(326)	41
Profit before tax attributable to shareholders	678	1,051
Tax charge attributable to shareholders' returns	(139)	(144)
Operating segments | Asia insurance operations
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	927	870
Operating segments | Asia asset management
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	89	83
Operating segments | US
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	1,002	1,073
Short-term fluctuations in investment returns on shareholder-backed business	244	(754)
Profit before tax attributable to shareholders	1,186	291
Tax charge attributable to shareholders' returns	(216)	(46)
Operating segments | Jackson (US insurance operations)
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	1,001	1,079
Operating segments | Asset management (US)
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	1	(6)
Operating segments | UK and Europe
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	778	745
Short-term fluctuations in investment returns on shareholder-backed business	(122)	42
Profit before tax attributable to shareholders	143	787
Tax charge attributable to shareholders' returns	(26)	(150)
Operating segments | UK and Europe insurance operations
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	506	497
Operating segments | Long-term business (UK and Europe insurance operations)
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	487	480
Operating segments | General insurance commission (UK and Europe insurance operations)
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	19	17
Operating segments | UK and Europe asset management
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	272	248
Other income and expenditure
Analysis of operating segments
Restructuring costs	(62)	(31)
Other income and expenditure: Investment return and other income	33	6
Other income and expenditure: Interest payable on core structural borrowings	(189)	(216)
Other income and expenditure: Corporate expenditure	(173)	(172)
Total other income and expenditure	£ (329)	£ (382)